STOCKHOLDERS DEFICIT (Details 1) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of Warrants, Outstanding and Exercisable	23,805,027		23,805,027	8,004,708
Weighted average exercise price or warrants, Outstanding and Exercisable	$ 0.079		$ 0.079	$ 0.014
Exercise price per share	$ 0		$ 0	$ 0
Warrant One [Member]
Number of Warrants, Outstanding and Exercisable		15,800,319		15,800,319
Weighted Average Remaining Contractual Life (Years)		2 years 3 months 29 days		2 years 6 months 29 days
Weighted average exercise price or warrants, Outstanding and Exercisable		$ 0.00475		$ 0.00475
Exercise price per share		$ 0.004750		$ 0.004750
Warrant [Member]
Number of Warrants, Outstanding and Exercisable				8,004,708
Weighted Average Remaining Contractual Life (Years)				1 month 21 days
Weighted average exercise price or warrants, Outstanding and Exercisable				$ 0.014
Warrant [Member] | Minimum [Member]
Exercise price per share				0.010
Warrant [Member] | Maximum [Member]
Exercise price per share				$ 0.015